BLACKROCK FUNDS II
BlackRock GNMA Portfolio
BlackRock Inflation Protected Bond Portfolio
BlackRock Investment Grade Bond Portfolio

(each, a “Fund” and collectively, the “Funds”)

Supplement dated October 1, 2015
to the Investor and Institutional Shares Summary Prospectuses and
Investor and Institutional Shares Prospectus of the Funds, each dated January 28, 2015

Effective as of October 1, 2015, BlackRock Advisors, LLC (“BlackRock”) has agreed contractually to: (i) reduce its management fee for the Funds; and (ii) cap net expenses of the Funds at lower levels for certain share classes. To achieve these expense caps, BlackRock has agreed to waive and/or reimburse fees or expenses if a Fund’s annual fund operating expenses, excluding certain expenses described in the Summary Prospectus and Prospectus, exceed a certain limit. Due to certain expense caps, the management fee reduction may not result in a decrease of total annual fund operating expenses after fee waivers and/or reimbursements.

Accordingly, each Fund’s Summary Prospectus and Prospectus is amended as follows:

The section entitled “Fund Overview — Key Facts About BlackRock GNMA Portfolio — Fees and Expenses of the Fund” in each of the Summary Prospectus of BlackRock GNMA Portfolio and the Prospectus of the Funds is deleted in its entirety and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the fund complex advised by BlackRock Advisors, LLC (“BlackRock”) or its affiliates. More information about these and other discounts is available from your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, The PNC Financial Services Group, Inc. (“PNC”) and their respective affiliates) (each a “Financial Intermediary”) and in the “Details About the Share Classes” section on page 46 of the Fund’s prospectus and in the “Purchase of Shares” section on page II-66 of Part II of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Investor A Shares		Investor C Shares	Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases
(as percentage of offering price)	4.00%		None	None
Maximum Deferred Sales Charge (Load) (as percentage of
offering price or redemption proceeds, whichever is lower)	None	[1]	1.00%[2]	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Investor A Shares	Investor C Shares	Institutional Shares
Management Fee	0.40%	0.40%	0.40%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None
Other Expenses[3]	0.28%	0.27%	0.27%
Acquired Fund Fees and Expenses[4]	0.04%	0.04%	0.04%
Total Annual Fund Operating Expenses[4]	0.97%	1.71%	0.71%
Fee Waivers and/or Expense Reimbursements[5]	(0.01)%	—	(0.12)%
Total Annual Fund Operating Expenses After Fee Waivers
and/or Expense Reimbursements[5]	0.96%	1.71%	0.59%

[1]	A contingent deferred sales charge (“CDSC”) of 0.50% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.
[2]	There is no CDSC on Investor C Shares after one year.
[3]	Other Expenses have been restated to reflect current fees.

[4]	The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Fund’s most recent annual report, which do not include the restatement of Other Expenses to reflect current fees or the Acquired Fund Fees and Expenses.
[5]	As described in the “Management of the Funds” section of the Fund’s prospectus on page 61, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.92% (for Investor A Shares), 1.67% (for Investor C Shares) and 0.55% (for Institutional Shares) of average daily net assets until February 1, 2017. The Fund may have to repay some of these waivers and reimbursements to BlackRock in the two years following such waivers and/or reimbursements. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Fund or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor A Shares	$494	$696	$914	$1,541
Investor C Shares	$274	$539	$928	$2,019
Institutional Shares	$ 60	$215	$383	$ 871

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Investor C Shares	$174	$539	$928	$2,019

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 1,258% of the average value of its portfolio.

2

The section entitled “Fund Overview — Key Facts About BlackRock Inflation Protected Bond Portfolio — Fees and Expenses of the Fund” in each of the Summary Prospectus of BlackRock Inflation Protected Bond Portfolio and the Prospectus of the Funds is deleted in its entirety and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the fund complex advised by BlackRock Advisors, LLC (“BlackRock”) or its affiliates. More information about these and other discounts is available from your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, The PNC Financial Services Group, Inc. (“PNC”) and their respective affiliates) (each a “Financial Intermediary”) and in the “Details About the Share Classes” section on page 46 of the Fund’s prospectus and in the “Purchase of Shares” section on page II-66 of Part II of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Investor A Shares		Investor C Shares	Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases
(as percentage of offering price)	4.00%		None	None
Maximum Deferred Sales Charge (Load) (as percentage of
offering price or redemption proceeds, whichever is lower)	None	[1]	1.00%[2]	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Investor A Shares	Investor C Shares	Institutional Shares
Management Fee	0.29%	0.29%	0.29%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None
Other Expenses	0.43%	0.26%	0.26%
Interest Expense	0.02%	0.02%	0.02%
Miscellaneous Other Expenses	0.41%	0.24%	0.24%
Total Annual Fund Operating Expenses	0.97%	1.55%	0.55%
Fee Waivers and/or Expense Reimbursements[3]	(0.19)%	(0.05)%	(0.11)%
Total Annual Fund Operating Expenses After Fee Waivers
and/or Expense Reimbursements[3]	0.78%	1.50%	0.44%

[1]	A contingent deferred sales charge (“CDSC”) of 0.15% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.
[2]	There is no CDSC on Investor C Shares after one year.
[3]	As described in the “Management of the Funds” section of the Fund’s prospectus on page 61, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.76% (for Investor A Shares), 1.48% (for Investor C Shares) and 0.42% (for Institutional Shares) of average daily net assets until February 1, 2017. The Fund may have to repay some of these waivers and reimbursements to BlackRock in the two years following such waivers and/or reimbursements. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Fund or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor A Shares	$476	$678	$897	$1,526
Investor C Shares	$253	$485	$840	$1,841
Institutional Shares	$ 45	$165	$296	$ 679

3

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Investor C Shares	$153	$485	$840	$1,841

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 66% of the average value of its portfolio.

The section entitled “Fund Overview — Key Facts About BlackRock Investment Grade Bond Portfolio — Fees and Expenses of the Fund” in each of the Summary Prospectus of BlackRock Investment Grade Bond Portfolio and the Prospectus of the Funds is deleted in its entirety and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the fund complex advised by BlackRock Advisors, LLC (“BlackRock”) or its affiliates. More information about these and other discounts is available from your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, The PNC Financial Services Group, Inc. (“PNC”) and their respective affiliates) (each a “Financial Intermediary”) and in the “Details About the Share Classes” section on page 46 of the Fund’s prospectus and in the “Purchase of Shares” section on page II-66 of Part II of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Investor A Shares		Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases
(as percentage of offering price)	4.00%		None
Maximum Deferred Sales Charge (Load) (as percentage of
offering price or redemption proceeds, whichever is lower)	None	[1]	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Investor A Shares	Institutional Shares
Management Fee	0.35%	0.35%
Distribution and/or Service (12b-1) Fees	0.25%	None
Other Expenses	0.54%	0.42%
Interest Expense	0.02%	0.02%
Miscellaneous Other Expenses	0.52%	0.40%
Acquired Fund Fees and Expenses[2]	0.01%	0.01%
Total Annual Fund Operating Expenses[2]	1.15%	0.78%
Fee Waivers and/or Expense Reimbursements[3]	(0.30)%	(0.23)%
Total Annual Fund Operating Expenses After Fee Waivers
and/or Expense Reimbursements[3]	0.85%	0.55%

[1]	A contingent deferred sales charge (“CDSC”) of 0.50% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.
[2]	The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Fund’s most recent annual report, which do not include the Acquired Fund Fees and Expenses.
[3]	As described in the “Management of the Funds” section of the Fund’s prospectus on page 61, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.82% (for Investor A Shares) and 0.52% (for Institutional Shares) of average daily net assets until February 1, 2017. The Fund may have to repay some of these waivers and reimbursements to BlackRock in the two years following such waivers and/or reimbursements. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Fund or by a vote of a majority of the outstanding voting securities of the Fund.
4

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor A Shares	$483	$722	$980	$1,716
Institutional Shares	$ 56	$226	$411	$ 945

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 70% of the average value of its portfolio.

The table immediately below the first paragraph in the section of the Prospectus entitled “Management of the Funds — BlackRock — Total Annual Management Fees (Before Waivers)” solely as it relates to the Funds is revised as set forth below:

	Rate of Management Fee
Average Daily Net Assets	GNMA Portfolio	Inflation Protected Bond Portfolio	Investment Grade Bond Portfolio
First $1 billion	0.400%	0.300%	0.350%
$1 billion — $2 billion	0.390%	0.290%	0.340%
$2 billion — $3 billion	0.380%	0.280%	0.330%
Greater than $3 billion	0.370%	0.270%	0.320%

5

The table immediately following the fourth paragraph in the section of the Prospectus entitled “Management of the Funds — BlackRock — Total Annual Management Fees (Before Waivers)” solely as it relates to the Funds is revised as set forth below:

Contractual Caps on Total Annual Fund Operating Expenses* (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses)[1]	Total Annual Fund Operating
Expenses* after giving effect
to all applicable expense
limitation provisions
(excluding Dividend Expense,
Interest Expense, Acquired Fund
Fees and Expenses and
		certain other Fund expenses)
GNMA Portfolio
Investor A Shares	0.92%	0.92%
Investor C Shares	1.67%	1.66%
Institutional Shares	0.55%	0.55%
Inflation Protected Bond Portfolio
Investor A Shares	0.76%	0.76%
Investor C Shares	1.48%	1.47%
Institutional Shares	0.42%	0.42%
Investment Grade Bond Portfolio
Investor A Shares	0.82%	0.82%
Institutional Shares	0.52%	0.52%

*	As a percentage of average daily net assets.
[1]	The contractual caps are in effect until February 1, 2017. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Fund or by a vote of a majority of the outstanding voting securities of the Fund.

Shareholders should retain this Supplement for future reference.

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